SEGMENTS - Geographic Information (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Segment Information
Revenue	$ 4,288	$ 4,431	$ 4,751	$ 4,771	$ 18,657	[1]	$ 19,352	[1]	$ 20,279	[1]
Plant, other property and equipment	2,651	2,834			2,923		3,991
Operating right-of-use assets, net	$ 1,173	$ 1,312			1,361		1,131
United States.
Segment Information
Revenue					4,805		5,081		5,340
Plant, other property and equipment					890		922
Operating right-of-use assets, net					205		66
Japan.
Segment Information
Revenue					2,923		3,037		2,925
Operating right-of-use assets, net					139		77
Other countries
Segment Information
Revenue					10,930		11,235		$ 12,015
Canada
Segment Information
Plant, other property and equipment					260		430
Other countries.
Segment Information
Plant, other property and equipment					1,773		2,638
Belgium
Segment Information
Operating right-of-use assets, net					176		197
Italy
Segment Information
Operating right-of-use assets, net					86		114
Other countries,
Segment Information
Operating right-of-use assets, net					$ 755		$ 677

[1]	Including related-party revenue of $704 in 2021, $645 in 2020 and $613 in 2019